Organization and Business - Narrative (Detail)	Sep. 03, 2013 USD ($) $ / shares shares	Aug. 22, 2013 USD ($) shares	Jun. 30, 2019 Property Apartment Residential $ / shares	Dec. 31, 2018 Apartment mulit_tenant_property	Mar. 14, 2018 $ / shares	Dec. 31, 2016 $ / shares	Apr. 04, 2014 $ / shares
Initial capitalization
Share price (in dollars per share)					$ 15.84
Common Stock [Member]
Initial capitalization
Share price (in dollars per share)			$ 15.00			$ 14.85	$ 15.00
Residential Real Estate [Member]
Initial capitalization
Number of multifamily properties			34	34
Number of apartment homes			11,601	11,601
Number of parcels of land held for development | Property			1
Sponsor [Member] | Common Stock [Member]
Initial capitalization
Issuance of common stock (in shares) | shares	13,500
Share price (in dollars per share)	$ 15.00
Issuance of common stock | $	$ 202,500
Advisor [Member] | Convertible Stock [Member]
Initial capitalization
Issuance of common stock (in shares) | shares		1,000
Issuance of common stock | $		$ 1,000